Financial assets and liabilities (Details 2) $ in Thousands	Dec. 31, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Total	$ 955,911
CEBUR Program [Member]
IfrsStatementLineItems [Line Items]
Total	119,234
Santander/Bancomext [Member]
IfrsStatementLineItems [Line Items]
Total	109,976
JSA International U.S. Holdings, LLCA [Member]
IfrsStatementLineItems [Line Items]
Total	25,907
GY Aviation Lease 1714 Co. Limited [Member]
IfrsStatementLineItems [Line Items]
Total	60,629
Incline II B Shannon 18 Limited [Member]
IfrsStatementLineItems [Line Items]
Total	41,432
Oriental Leasing 6 Company Limited [Member]
IfrsStatementLineItems [Line Items]
Total	123,038
Tarquin Limited [Member]
IfrsStatementLineItems [Line Items]
Total	41,812
Lease Partnership NBB - V11218 [Member]
IfrsStatementLineItems [Line Items]
Total	8,095
Lease Partnership NBB - V11951 [Member]
IfrsStatementLineItems [Line Items]
Total	7,473
Wilmington Trust SP Services (Dublin) Limited [Member]
IfrsStatementLineItems [Line Items]
Total	63,732
NBB Pintail Co. LTD [Member]
IfrsStatementLineItems [Line Items]
Total	19,795
Bank of Utah Corporate Trust [Member]
IfrsStatementLineItems [Line Items]
Total	71,624
RRPF Engine Leasing Limited [Member]
IfrsStatementLineItems [Line Items]
Total	36,473
BOC Aviation (Ireland) Limited [Member]
IfrsStatementLineItems [Line Items]
Total	70,892
Financial Debt [Member]
IfrsStatementLineItems [Line Items]
Total	800,112
Accrued Interest [Member]
IfrsStatementLineItems [Line Items]
Total	13,456
Projected Interest [Member]
IfrsStatementLineItems [Line Items]
Total	142,343
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total	347,454
Not later than one year [member] | CEBUR Program [Member]
IfrsStatementLineItems [Line Items]
Total	24,669
Not later than one year [member] | Santander/Bancomext [Member]
IfrsStatementLineItems [Line Items]
Total
Not later than one year [member] | JSA International U.S. Holdings, LLCA [Member]
IfrsStatementLineItems [Line Items]
Total	25,907
Not later than one year [member] | GY Aviation Lease 1714 Co. Limited [Member]
IfrsStatementLineItems [Line Items]
Total	60,629
Not later than one year [member] | Incline II B Shannon 18 Limited [Member]
IfrsStatementLineItems [Line Items]
Total	41,432
Not later than one year [member] | Oriental Leasing 6 Company Limited [Member]
IfrsStatementLineItems [Line Items]
Total	87,425
Not later than one year [member] | Tarquin Limited [Member]
IfrsStatementLineItems [Line Items]
Total	2,384
Not later than one year [member] | Lease Partnership NBB - V11218 [Member]
IfrsStatementLineItems [Line Items]
Total	772
Not later than one year [member] | Lease Partnership NBB - V11951 [Member]
IfrsStatementLineItems [Line Items]
Total	712
Not later than one year [member] | Wilmington Trust SP Services (Dublin) Limited [Member]
IfrsStatementLineItems [Line Items]
Total	8,373
Not later than one year [member] | NBB Pintail Co. LTD [Member]
IfrsStatementLineItems [Line Items]
Total	799
Not later than one year [member] | Bank of Utah Corporate Trust [Member]
IfrsStatementLineItems [Line Items]
Total	7,975
Not later than one year [member] | RRPF Engine Leasing Limited [Member]
IfrsStatementLineItems [Line Items]
Total	2,203
Not later than one year [member] | BOC Aviation (Ireland) Limited [Member]
IfrsStatementLineItems [Line Items]
Total	7,700
Not later than one year [member] | Financial Debt [Member]
IfrsStatementLineItems [Line Items]
Total	270,980
Not later than one year [member] | Accrued Interest [Member]
IfrsStatementLineItems [Line Items]
Total	13,456
Not later than one year [member] | Projected Interest [Member]
IfrsStatementLineItems [Line Items]
Total	63,018
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total	231,241
Later than one year and not later than two years [member] | CEBUR Program [Member]
IfrsStatementLineItems [Line Items]
Total	29,808
Later than one year and not later than two years [member] | Santander/Bancomext [Member]
IfrsStatementLineItems [Line Items]
Total	98,149
Later than one year and not later than two years [member] | JSA International U.S. Holdings, LLCA [Member]
IfrsStatementLineItems [Line Items]
Total
Later than one year and not later than two years [member] | GY Aviation Lease 1714 Co. Limited [Member]
IfrsStatementLineItems [Line Items]
Total
Later than one year and not later than two years [member] | Incline II B Shannon 18 Limited [Member]
IfrsStatementLineItems [Line Items]
Total
Later than one year and not later than two years [member] | Oriental Leasing 6 Company Limited [Member]
IfrsStatementLineItems [Line Items]
Total	35,613
Later than one year and not later than two years [member] | Tarquin Limited [Member]
IfrsStatementLineItems [Line Items]
Total	2,536
Later than one year and not later than two years [member] | Lease Partnership NBB - V11218 [Member]
IfrsStatementLineItems [Line Items]
Total	822
Later than one year and not later than two years [member] | Lease Partnership NBB - V11951 [Member]
IfrsStatementLineItems [Line Items]
Total	758
Later than one year and not later than two years [member] | Wilmington Trust SP Services (Dublin) Limited [Member]
IfrsStatementLineItems [Line Items]
Total	9,001
Later than one year and not later than two years [member] | NBB Pintail Co. LTD [Member]
IfrsStatementLineItems [Line Items]
Total	857
Later than one year and not later than two years [member] | Bank of Utah Corporate Trust [Member]
IfrsStatementLineItems [Line Items]
Total	8,484
Later than one year and not later than two years [member] | RRPF Engine Leasing Limited [Member]
IfrsStatementLineItems [Line Items]
Total	2,356
Later than one year and not later than two years [member] | BOC Aviation (Ireland) Limited [Member]
IfrsStatementLineItems [Line Items]
Total	8,249
Later than one year and not later than two years [member] | Financial Debt [Member]
IfrsStatementLineItems [Line Items]
Total	196,633
Later than one year and not later than two years [member] | Accrued Interest [Member]
IfrsStatementLineItems [Line Items]
Total
Later than one year and not later than two years [member] | Projected Interest [Member]
IfrsStatementLineItems [Line Items]
Total	34,608
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total	106,293
Later than two years and not later than three years [member] | CEBUR Program [Member]
IfrsStatementLineItems [Line Items]
Total	37,004
Later than two years and not later than three years [member] | Santander/Bancomext [Member]
IfrsStatementLineItems [Line Items]
Total	11,827
Later than two years and not later than three years [member] | JSA International U.S. Holdings, LLCA [Member]
IfrsStatementLineItems [Line Items]
Total
Later than two years and not later than three years [member] | GY Aviation Lease 1714 Co. Limited [Member]
IfrsStatementLineItems [Line Items]
Total
Later than two years and not later than three years [member] | Incline II B Shannon 18 Limited [Member]
IfrsStatementLineItems [Line Items]
Total
Later than two years and not later than three years [member] | Oriental Leasing 6 Company Limited [Member]
IfrsStatementLineItems [Line Items]
Total
Later than two years and not later than three years [member] | Tarquin Limited [Member]
IfrsStatementLineItems [Line Items]
Total	2,698
Later than two years and not later than three years [member] | Lease Partnership NBB - V11218 [Member]
IfrsStatementLineItems [Line Items]
Total	874
Later than two years and not later than three years [member] | Lease Partnership NBB - V11951 [Member]
IfrsStatementLineItems [Line Items]
Total	806
Later than two years and not later than three years [member] | Wilmington Trust SP Services (Dublin) Limited [Member]
IfrsStatementLineItems [Line Items]
Total	9,676
Later than two years and not later than three years [member] | NBB Pintail Co. LTD [Member]
IfrsStatementLineItems [Line Items]
Total	919
Later than two years and not later than three years [member] | Bank of Utah Corporate Trust [Member]
IfrsStatementLineItems [Line Items]
Total	9,025
Later than two years and not later than three years [member] | RRPF Engine Leasing Limited [Member]
IfrsStatementLineItems [Line Items]
Total	2,521
Later than two years and not later than three years [member] | BOC Aviation (Ireland) Limited [Member]
IfrsStatementLineItems [Line Items]
Total	8,839
Later than two years and not later than three years [member] | Financial Debt [Member]
IfrsStatementLineItems [Line Items]
Total	84,189
Later than two years and not later than three years [member] | Accrued Interest [Member]
IfrsStatementLineItems [Line Items]
Total
Later than two years and not later than three years [member] | Projected Interest [Member]
IfrsStatementLineItems [Line Items]
Total	22,104
Later than three years [member]
IfrsStatementLineItems [Line Items]
Total	270,923
Later than three years [member] | CEBUR Program [Member]
IfrsStatementLineItems [Line Items]
Total	27,753
Later than three years [member] | Santander/Bancomext [Member]
IfrsStatementLineItems [Line Items]
Total
Later than three years [member] | JSA International U.S. Holdings, LLCA [Member]
IfrsStatementLineItems [Line Items]
Total
Later than three years [member] | GY Aviation Lease 1714 Co. Limited [Member]
IfrsStatementLineItems [Line Items]
Total
Later than three years [member] | Incline II B Shannon 18 Limited [Member]
IfrsStatementLineItems [Line Items]
Total
Later than three years [member] | Oriental Leasing 6 Company Limited [Member]
IfrsStatementLineItems [Line Items]
Total
Later than three years [member] | Tarquin Limited [Member]
IfrsStatementLineItems [Line Items]
Total	34,194
Later than three years [member] | Lease Partnership NBB - V11218 [Member]
IfrsStatementLineItems [Line Items]
Total	5,627
Later than three years [member] | Lease Partnership NBB - V11951 [Member]
IfrsStatementLineItems [Line Items]
Total	5,197
Later than three years [member] | Wilmington Trust SP Services (Dublin) Limited [Member]
IfrsStatementLineItems [Line Items]
Total	36,682
Later than three years [member] | NBB Pintail Co. LTD [Member]
IfrsStatementLineItems [Line Items]
Total	17,220
Later than three years [member] | Bank of Utah Corporate Trust [Member]
IfrsStatementLineItems [Line Items]
Total	46,140
Later than three years [member] | RRPF Engine Leasing Limited [Member]
IfrsStatementLineItems [Line Items]
Total	29,393
Later than three years [member] | BOC Aviation (Ireland) Limited [Member]
IfrsStatementLineItems [Line Items]
Total	46,104
Later than three years [member] | Financial Debt [Member]
IfrsStatementLineItems [Line Items]
Total	248,310
Later than three years [member] | Accrued Interest [Member]
IfrsStatementLineItems [Line Items]
Total
Later than three years [member] | Projected Interest [Member]
IfrsStatementLineItems [Line Items]
Total	$ 22,613